Trade Receivables, Net - Schedule of Trade Receivables and Aging Analysis (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Schedule of Trade Receivables and Aging Analysis [Line Items]
Less: impairment allowance			RM (94,000)
Total	76,650,000		27,846,000	$ 17,109,375	$ 5,897,077
Current [Member]
Schedule of Trade Receivables and Aging Analysis [Line Items]
Gross carrying amount	76,650,000		27,000,000
1 to 30 days [Member]
Schedule of Trade Receivables and Aging Analysis [Line Items]
Gross carrying amount			470,000
31 to 120 days [Member]
Schedule of Trade Receivables and Aging Analysis [Line Items]
Gross carrying amount			RM 470,000